Accounts receivable from card issuers - Summary of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade receivables [line items]
Beginning balance	R$ 32,463	R$ 23,656
Charge for the year	73,510	30,372
Reversal	(3,876)	(269)
Ending balance	80,418	32,463
Accounts receivable from card issuers
Disclosure of Trade receivables [line items]
Beginning balance	12,765	7,236
Charge for the year	8,820	6,626
Reversal	(6,482)	(1,097)
Ending balance	R$ 15,103	R$ 12,765